RELATED PARTY BALANCES AND TRANSACTIONS (Details 1)	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Related Party Balances and Transactions
Amounts paid and payable to HDSI for services of KMP employed by HDSI	$ 2,882,000		$ 2,408,000
Amounts paid and payable to KMP	2,624,000		4,525,000
Bonuses paid to KMP	0		1,216,000
Interest payable on loans received from KMP	0		5,000
Compensation gross	5,506,000		8,154,000
Share-based compensation	1,854,000		6,207,000
Total compensation	7,360,000		14,361,000
Engineering	735,000		904,000
Environmental	434,000		245,000
Socioeconomic	285,000		486,000
Other technical services	154,000		307,000
Services rendered by HDSI	1,608,000		1,942,000
Management, corporate communications, secretarial, financial and administration	3,029,000		3,011,000
Shareholder communication	721,000		614,000
Total General and administrative		$ 3,750		$ 3,625
Total for services rendered	5,358,000		5,567,000
Conferences and travel	49,000		119,000
Insurance	71,000		53,000
Office supplies and information technology	502,000		418,000
Total reimbursed	622,000		590,000
Total value of transactions with HDSI	$ 5,980,000		$ 6,157,000